Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING EXPENSES
Research and development expenses	$ (218)	$ (143)	$ (399)	$ (320)
Sales and marketing expenses	(46)	(72)	(123)	(137)
General and administrative expenses	(550)	(486)	(1,089)	(894)
Other income	8	28	62	32
Share of net loss of a joint venture accounted for using the equity method	(17)	(17)	(39)	(30)
TOTAL OPERATING EXPENSES	(823)	(690)	(1,588)	(1,349)
OPERATING LOSS	(823)	(690)	(1,588)	(1,349)
Financial expenses	(611)	(12)	(444)	(27)
Financial income	47	211	140	358
FINANCIAL (LOSS) INCOME - NET	(564)	199	(304)	331
NET LOSS	(1,387)	(491)	(1,892)	(1,018)
ATTRIBUTABLE TO:
The Parent Company shareholders	(1,378)	(481)	(1,877)	(1,001)
Non-controlling interests	(9)	(10)	(15)	(17)
NET LOSS	$ (1,387)	$ (491)	$ (1,892)	$ (1,018)
LOSS PER COMMON SHARE – BASIC (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.04)	$ (0.02)
LOSS PER COMMON SHARE – DILUTED (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.04)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	46,731,027	44,394,844	46,732,428	44,394,844